Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $73,794,690.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 73,794,690
Final Prospectus	true